Cover	Nov. 15, 2024
Document Information Line Items
Entity Registrant Name	DP Cap Acquisition Corp I
Entity Central Index Key	0001857803
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 15, 2024
Entity Ex Transition Period	false
Entity File Number	001-41041
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	341 Newbury Street
Entity Address Address Line 2	6th Floor
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02115
City Area Code	617
Local Phone Number	874-5152
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DPCSU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DPCS
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of1150 Per Share [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DPCSW
Security Exchange Name	NASDAQ